Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,736	$ 2,537	$ 7,254	$ 7,196	$ 9,736	$ 7,192
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	373	283	1,089	1,096	1,432	1,327
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,363	$ 2,254	$ 6,165	$ 6,100	$ 8,304	$ 5,865